Other revenues (Tables)	12 Months Ended
Dec. 31, 2016
Other revenues
in	2016		2015	2014
Other revenues (CHF million)
Noncontrolling interests without SEI	4		9	436
Loans held-for-sale	(51)		(19)	(4)
Long-lived assets held-for-sale	437	[1]	36	392
Equity method investments	208		243	252
Other investments	0		144	312
Other	758		701	743
Other revenues	1,356		1,114	2,131
1 Primarily reflects gains from the sale of real estate.

Bank
Other revenues
in	2016		2015	2014
Other revenues (CHF million)
Noncontrolling interests without SEI	0		3	451
Loans held-for-sale	(51)		(19)	(4)
Long-lived assets held-for-sale	428	[1]	34	391
Equity method investments	154		210	239
Other investments	7		147	276
Other	889		825	882
Other revenues	1,427		1,200	2,235
1 Primarily reflects gains from the sale of real estate.